[SRZ LETTERHEAD]
July 5, 2011
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505
Attention: Linda B. Stirling
Re:	GLG Investment Series Trust Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 811-22360 and 333-163462)
Dear Ms. Stirling:
     On behalf of GLG Investment Series Trust (the “Trust”), the sole series of which is GLG International Small Cap Fund (the “Fund”), we are transmitting for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
     The Amendment is being filed in order to include the summary prospectus of the Fund and to add a new share class of the Fund. The Amendment does not include the Fund’s May 31, 2011 audited financial statements as the financial statements will not be available until late July 2011. The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to update financial and other information and to respond to any comments the Staff may have on the Amendment.
     Please call me at 212-756-2131 with any comments on the Amendment or if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,
/s/ George M. Silfen
George M. Silfen